Shareholder Report, Holdings (Details) - Fidelity SAI Real Estate Fund	Jan. 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
TI0Member
Holdings [Line Items]
Percent of Net Asset Value	33.50%
TI1Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
TI5Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%